Quarterly Holdings Report
for
Fidelity® MSCI Health Care Index ETF
October 31, 2023
T05-NPRT1-1223
1.9584811.109

Schedule of Investments October 31, 2023 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
BIOTECHNOLOGY – 18.7%
Biotechnology – 18.7%
2seventy bio, Inc. (a)	22,848	$ 55,749
4D Molecular Therapeutics, Inc. (a)	10,975	117,871
89bio, Inc. (a)	26,547	196,448
AbbVie, Inc.	932,475	131,646,820
ACADIA Pharmaceuticals, Inc. (a)	55,409	1,250,581
ACELYRIN, Inc. (a)	15,285	155,678
ADMA Biologics, Inc. (a)	108,248	365,878
Aerovate Therapeutics, Inc. (a)	4,436	47,066
Agenus, Inc. (a)	159,085	127,268
Agios Pharmaceuticals, Inc. (a)	29,991	630,111
Akero Therapeutics, Inc. (a)	23,605	281,372
Akouos, Inc. (a)(b)	11,863	9,609
Aldeyra Therapeutics, Inc. (a)	24,386	41,700
Alector, Inc. (a)	32,412	168,542
Alkermes PLC (a)	79,060	1,912,461
Allakos, Inc. (a)	19,955	38,114
Allogene Therapeutics, Inc. (a)	45,291	127,721
Allovir, Inc. (a)	29,527	44,290
Alnylam Pharmaceuticals, Inc. (a)	65,815	9,990,717
Alpine Immune Sciences, Inc. (a)	10,054	102,953
Amgen, Inc.	282,405	72,210,958
Amicus Therapeutics, Inc. (a)	113,059	1,240,257
AnaptysBio, Inc. (a)	9,027	147,230
Anavex Life Sciences Corp. (a)	44,108	246,123
Anika Therapeutics, Inc. (a)	7,232	141,024
Apellis Pharmaceuticals, Inc. (a)	43,460	2,114,764
Arcellx, Inc. (a)	15,093	532,028
Arcturus Therapeutics Holdings, Inc. (a)	12,694	242,455
Arcus Biosciences, Inc. (a)	25,371	398,578
Ardelyx, Inc. (a)	116,108	458,627
Arrowhead Pharmaceuticals, Inc. (a)	53,231	1,308,950
ARS Pharmaceuticals, Inc. (a)	19,650	70,150
Aurinia Pharmaceuticals, Inc. (a)	71,223	522,777
Avid Bioservices, Inc. (a)	32,747	201,394
Avidity Biosciences, Inc. (a)	31,325	161,324
Beam Therapeutics, Inc. (a)	33,956	717,830
BioCryst Pharmaceuticals, Inc. (a)	99,242	544,839
Biogen, Inc. (a)	76,502	18,172,285
Biohaven Ltd. (a)	35,244	934,318
BioMarin Pharmaceutical, Inc. (a)	99,204	8,080,166
Biomea Fusion, Inc. (a)	11,957	122,201
Bioxcel Therapeutics, Inc. (a)	9,882	39,676
Bluebird Bio, Inc. (a)	53,432	157,624
Blueprint Medicines Corp. (a)	32,001	1,883,579
Bridgebio Pharma, Inc. (a)	46,957	1,222,760
Cabaletta Bio, Inc. (a)	14,566	207,711
CareDx, Inc. (a)	27,635	149,505
Catalyst Pharmaceuticals, Inc. (a)	54,572	677,239

	Shares	Value

Celldex Therapeutics, Inc. (a)	20,884	$ 491,192
Cerevel Therapeutics Holdings, Inc. (a)	32,874	777,470
Chinook Therapeutics, Inc. (a)	24,218	0
Cogent Biosciences, Inc. (a)	28,298	230,912
Coherus Biosciences, Inc. (a)	50,962	170,723
Compass Therapeutics, Inc. (a)	39,420	70,956
Crinetics Pharmaceuticals, Inc. (a)	27,666	810,337
CRISPR Therapeutics AG (a)	39,835	1,550,777
Cullinan Oncology, Inc. (a)	11,075	103,330
Cytokinetics, Inc. (a)	48,157	1,678,753
Day One Biopharmaceuticals, Inc. (a)	22,759	269,239
Deciphera Pharmaceuticals, Inc. (a)	20,578	246,730
Denali Therapeutics, Inc. (a)	58,312	1,098,015
Disc Medicine, Inc. (a)	4,147	189,974
Dynavax Technologies Corp. (a)	68,831	978,089
Dyne Therapeutics, Inc. (a)	17,018	119,977
Editas Medicine, Inc. (a)	42,362	282,978
Emergent BioSolutions, Inc. (a)	24,665	51,550
Enanta Pharmaceuticals, Inc. (a)	10,295	92,861
Entrada Therapeutics, Inc. (a)	5,704	91,321
EQRx, Inc. (a)	114,443	249,486
Erasca, Inc. (a)	47,490	109,702
Exact Sciences Corp. (a)	95,439	5,878,088
Exelixis, Inc. (a)	154,562	3,182,432
Fate Therapeutics, Inc. (a)	40,563	73,419
Geron Corp. (a)	238,314	452,797
Gilead Sciences, Inc.	659,257	51,778,045
Halozyme Therapeutics, Inc. (a)	69,803	2,364,228
HilleVax, Inc. (a)	6,676	73,436
Ideaya Biosciences, Inc. (a)	25,666	697,345
IGM Biosciences, Inc. (a)	8,475	33,391
ImmunityBio, Inc. (a)	72,660	228,152
ImmunoGen, Inc. (a)	115,756	1,720,134
Immunovant, Inc. (a)	30,798	1,017,874
Incyte Corp. (a)	100,252	5,406,590
Inhibrx, Inc. (a)	13,861	214,430
Insmed, Inc. (a)	71,901	1,801,839
Intellia Therapeutics, Inc. (a)	42,031	1,052,877
Intercept Pharmaceuticals, Inc. (a)	18,763	355,184
Ionis Pharmaceuticals, Inc. (a)	67,814	3,002,126
Iovance Biotherapeutics, Inc. (a)	116,694	445,771
Ironwood Pharmaceuticals, Inc. (a)	73,773	661,744
iTeos Therapeutics, Inc. (a)	12,081	121,535
Janux Therapeutics, Inc. (a)	6,753	43,354
Karuna Therapeutics, Inc. (a)	16,845	2,806,545
Keros Therapeutics, Inc. (a)	11,300	322,502
Kiniksa Pharmaceuticals Ltd. Class A (a)	14,088	214,842
Krystal Biotech, Inc. (a)	9,379	1,096,124
Kura Oncology, Inc. (a)	29,705	251,007

Quarterly Report	2

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Kymera Therapeutics, Inc. (a)	18,842	$ 219,886
Lexicon Pharmaceuticals, Inc. (a)	55,560	68,894
Lyell Immunopharma, Inc. (a)	64,962	107,512
Madrigal Pharmaceuticals, Inc. (a)	5,270	692,373
MannKind Corp. (a)	137,547	590,077
Mersana Therapeutics, Inc. (a)	41,362	49,221
Merus NV (a)	22,177	445,979
MiMedx Group, Inc. (a)	60,592	397,484
Mirati Therapeutics, Inc. (a)	26,998	1,499,199
Mirum Pharmaceuticals, Inc. (a)	12,846	352,366
Moderna, Inc. (a)	171,252	13,008,302
Monte Rosa Therapeutics, Inc. (a)	21,837	74,246
MoonLake Immunotherapeutics (a)	9,476	490,952
Morphic Holding, Inc. (a)	14,068	280,657
Myriad Genetics, Inc. (a)	42,280	658,722
Natera, Inc. (a)	57,127	2,254,803
Neurocrine Biosciences, Inc. (a)	51,571	5,721,287
Novavax, Inc. (a)	44,854	298,728
Nurix Therapeutics, Inc. (a)	22,887	127,938
Nuvalent, Inc. Class A (a)	10,687	556,686
Organogenesis Holdings, Inc. (a)	37,840	84,762
Point Biopharma Global, Inc. (a)	34,614	438,213
ProKidney Corp. (a)	15,981	26,049
Protagonist Therapeutics, Inc. (a)	25,098	364,925
Prothena Corp. PLC (a)	21,060	767,848
PTC Therapeutics, Inc. (a)	35,961	674,269
Radius Health, Inc. (a)(b)	20,244	0
Rapt Therapeutics, Inc. (a)	12,304	161,798
Recursion Pharmaceuticals, Inc. Class A (a)	66,839	352,910
Regeneron Pharmaceuticals, Inc. (a)	57,021	44,470,108
REGENXBIO, Inc. (a)	20,508	264,348
Relay Therapeutics, Inc. (a)	43,169	284,915
Repare Therapeutics, Inc. (a)	10,376	35,278
Replimune Group, Inc. (a)	18,171	264,751
REVOLUTION Medicines, Inc. (a)	39,722	786,496
Rhythm Pharmaceuticals, Inc. (a)	24,697	570,748
Rocket Pharmaceuticals, Inc. (a)	30,315	548,701
Roivant Sciences Ltd. (a)	120,584	1,041,846
Sage Therapeutics, Inc. (a)	29,186	546,654
Sana Biotechnology, Inc. (a)	43,656	129,222
Sarepta Therapeutics, Inc. (a)	41,978	2,825,539
Scholar Rock Holding Corp. (a)	19,974	234,894
Seagen, Inc. (a)	74,324	15,816,890
Seres Therapeutics, Inc. (a)	50,919	77,906
SpringWorks Therapeutics, Inc. (a)	17,851	408,788
Stoke Therapeutics, Inc. (a)	11,426	43,533
Summit Therapeutics, Inc. (a)	72,631	140,904
Syndax Pharmaceuticals, Inc. (a)	29,288	412,375
Tango Therapeutics, Inc. (a)	23,967	201,323

		Shares	Value

TG Therapeutics, Inc. (a)		75,260	$ 581,760
Travere Therapeutics, Inc. (a)		34,052	220,657
Twist Bioscience Corp. (a)		30,049	473,572
Ultragenyx Pharmaceutical, Inc. (a)		37,380	1,323,252
uniQure NV (a)		24,721	140,910
United Therapeutics Corp. (a)		24,810	5,529,157
Vanda Pharmaceuticals, Inc. (a)		28,399	124,388
Vaxcyte, Inc. (a)		37,436	1,800,672
Vera Therapeutics, Inc. (a)		11,601	120,882
Veracyte, Inc. (a)		37,876	784,791
Vericel Corp. (a)		24,325	855,753
Vertex Pharmaceuticals, Inc. (a)		136,119	49,290,051
Verve Therapeutics, Inc. (a)		23,285	280,351
Viking Therapeutics, Inc. (a)		46,994	461,011
Vir Biotechnology, Inc. (a)		45,313	359,332
Viridian Therapeutics, Inc. (a)		15,873	198,412
Xencor, Inc. (a)		28,127	488,003
Xenon Pharmaceuticals, Inc. (a)		27,099	840,069
Zentalis Pharmaceuticals, Inc. (a)		25,859	423,053
Zymeworks, Inc. (a)		16,673	117,044
TOTAL BIOTECHNOLOGY	519,461,929
HEALTH CARE EQUIPMENT & SUPPLIES – 18.4%
Health Care Equipment – 17.3%
Abbott Laboratories		919,080	86,899,014
Alphatec Holdings, Inc. (a)		40,375	370,643
AngioDynamics, Inc. (a)		20,309	125,916
Artivion, Inc. (a)		20,228	257,705
AtriCure, Inc. (a)		25,359	878,436
AxoGen, Inc. (a)		20,868	78,464
Axonics, Inc. (a)		26,518	1,357,987
Baxter International, Inc.		267,182	8,664,712
Becton Dickinson & Co.		150,112	37,945,311
Boston Scientific Corp. (a)		759,861	38,897,285
Butterfly Network, Inc. (a)		73,712	62,427
CONMED Corp.		16,041	1,563,356
Cutera, Inc. (a)		6,834	21,254
DexCom, Inc. (a)		204,872	18,198,780
Edwards Lifesciences Corp. (a)		320,400	20,415,888
Enovis Corp. (a)		25,990	1,192,941
Envista Holdings Corp. (a)		86,282	2,007,782
GE HealthCare Technologies, Inc.		216,274	14,397,360
Glaukos Corp. (a)		24,093	1,643,143
Globus Medical, Inc. Class A (a)		61,892	2,829,083
Hologic, Inc. (a)		130,083	8,607,592
IDEXX Laboratories, Inc. (a)		43,870	17,524,749
Inari Medical, Inc. (a)		27,403	1,663,636
Inspire Medical Systems, Inc. (a)		15,467	2,276,124
Insulet Corp. (a)		36,859	4,886,398
Integer Holdings Corp. (a)		17,518	1,421,936
Integra LifeSciences Holdings Corp. (a)		38,982	1,401,793
Intuitive Surgical, Inc. (a)		185,195	48,561,833
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Equipment – continued
iRadimed Corp.	3,962	$ 161,412
iRhythm Technologies, Inc. (a)	16,008	1,256,948
LeMaitre Vascular, Inc.	10,467	508,487
LivaNova PLC (a)	28,299	1,388,066
Masimo Corp. (a)	23,896	1,938,682
Medtronic PLC	703,152	49,614,405
Nevro Corp. (a)	18,584	268,167
Novocure Ltd. (a)	52,891	703,450
Omnicell, Inc. (a)	24,156	858,504
Orthofix Medical, Inc. (a)	17,511	193,321
Outset Medical, Inc. (a)	25,705	90,996
Paragon 28, Inc. (a)	17,124	147,780
Penumbra, Inc. (a)	19,281	3,685,563
PROCEPT BioRobotics Corp. (a)	19,847	531,701
Pulmonx Corp. (a)	18,651	163,942
QuidelOrtho Corp. (a)	26,425	1,614,039
ResMed, Inc.	77,660	10,967,145
Shockwave Medical, Inc. (a)	19,440	4,009,694
SI-BONE, Inc. (a)	18,134	308,459
Sight Sciences, Inc. (a)	21,330	33,808
Silk Road Medical, Inc. (a)	19,837	148,976
Steris PLC	52,136	10,947,517
Stryker Corp.	180,572	48,794,166
Tactile Systems Technology, Inc. (a)	12,178	132,984
Tandem Diabetes Care, Inc. (a)	34,154	590,864
Teleflex, Inc.	24,857	4,592,331
TransMedics Group, Inc. (a)	17,498	655,825
Treace Medical Concepts, Inc. (a)	24,113	241,853
Varex Imaging Corp. (a)	21,486	387,822
Zimmer Biomet Holdings, Inc.	110,346	11,521,226
Zynex, Inc. (a)	11,705	103,940
		480,713,621
Health Care Supplies – 1.1%
Align Technology, Inc. (a)	38,422	7,092,317
Atrion Corp.	730	249,645
Avanos Medical, Inc. (a)	24,657	452,703
Cerus Corp. (a)	88,936	124,510
Cooper Cos., Inc.	26,170	8,158,498
DENTSPLY SIRONA, Inc.	112,367	3,417,081
Embecta Corp.	30,097	455,067
Establishment Labs Holdings, Inc. (a)	8,802	257,723
Haemonetics Corp. (a)	26,658	2,272,061
ICU Medical, Inc. (a)	10,875	1,066,403
Lantheus Holdings, Inc. (a)	35,952	2,322,499
Merit Medical Systems, Inc. (a)	30,267	2,080,554
Neogen Corp. (a)	108,251	1,611,857
OraSure Technologies, Inc. (a)	37,090	191,384
OrthoPediatrics Corp. (a)	9,041	221,143
RxSight, Inc. (a)	10,609	234,883

		Shares	Value

STAAR Surgical Co. (a)		21,960	$918,367
UFP Technologies, Inc. (a)		3,907	609,179
			31,735,874
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES	512,449,495
HEALTH CARE PROVIDERS & SERVICES – 23.2%
Health Care Distributors – 2.5%
AdaptHealth Corp. (a)		42,199	309,319
Cardinal Health, Inc.		134,563	12,245,233
Cencora, Inc.		90,867	16,824,025
Henry Schein, Inc. (a)		69,298	4,502,984
McKesson Corp.		71,623	32,614,249
Owens & Minor, Inc. (a)		37,735	540,742
Patterson Cos., Inc.		44,956	1,369,360
			68,405,912
Health Care Facilities – 1.6%
Acadia Healthcare Co., Inc. (a)		48,737	3,582,657
Brookdale Senior Living, Inc. (a)		82,612	323,013
Cano Health, Inc. (a)		114,242	15,023
Community Health Systems, Inc. (a)		73,118	156,472
Encompass Health Corp.		52,847	3,306,108
Ensign Group, Inc.		29,705	2,869,503
HCA Healthcare, Inc.		109,087	24,668,934
National HealthCare Corp.		7,502	505,335
Pennant Group, Inc. (a)		15,748	171,181
Select Medical Holdings Corp.		57,615	1,309,589
Surgery Partners, Inc. (a)		37,063	857,267
Tenet Healthcare Corp. (a)		48,557	2,607,511
U.S. Physical Therapy, Inc.		7,667	644,871
Universal Health Services, Inc. Class B		33,174	4,176,275
			45,193,739
Health Care Services – 5.1%
23andMe Holding Co. Class A (a)		141,778	120,100
Accolade, Inc. (a)		34,976	227,344
Addus HomeCare Corp. (a)		8,756	690,848
Agiliti, Inc. (a)		20,890	117,611
agilon health, Inc. (a)		159,769	2,875,842
Amedisys, Inc. (a)		17,152	1,569,237
AMN Healthcare Services, Inc. (a)		21,156	1,604,894
Apollo Medical Holdings, Inc. (a)		22,421	699,760
Castle Biosciences, Inc. (a)		13,194	206,090
Chemed Corp.		7,931	4,462,377
Cigna Group		156,375	48,351,150
CorVel Corp. (a)		4,999	969,506
Cross Country Healthcare, Inc. (a)		18,703	433,162
CVS Health Corp.		677,584	46,760,072
DaVita, Inc. (a)		28,683	2,215,188
DocGo, Inc. (a)		48,815	289,961
Enhabit, Inc. (a)		25,703	189,431
Fulgent Genetics, Inc. (a)		9,855	235,929

Quarterly Report	4

Common Stocks – continued
		Shares	Value
HEALTH CARE PROVIDERS & SERVICES – continued
Health Care Services – continued
Guardant Health, Inc. (a)		58,532	$ 1,514,808
Hims & Hers Health, Inc. (a)		73,731	440,911
Laboratory Corp. of America Holdings		46,828	9,352,957
LifeStance Health Group, Inc. (a)		39,181	228,425
ModivCare, Inc. (a)		6,554	276,841
National Research Corp.		8,109	342,686
NeoGenomics, Inc. (a)		66,387	930,746
Nutex Health, Inc. (a)		168,806	34,943
Opko Health, Inc. (a)		221,189	276,486
Option Care Health, Inc. (a)		95,118	2,637,622
Pediatrix Medical Group, Inc. (a)		43,207	495,152
Premier, Inc. Class A		63,399	1,218,529
Privia Health Group, Inc. (a)		48,500	1,019,470
Quest Diagnostics, Inc.		59,200	7,701,920
R1 RCM, Inc. (a)		88,976	1,049,027
RadNet, Inc. (a)		31,599	851,909
			140,390,934
Managed Health Care – 14.0%
Alignment Healthcare, Inc. (a)		53,617	368,885
Centene Corp. (a)		290,038	20,006,821
Clover Health Investments Corp. (a)		196,590	187,409
Elevance Health, Inc.		125,293	56,393,127
HealthEquity, Inc. (a)		45,365	3,251,763
Humana, Inc.		66,039	34,583,964
Molina Healthcare, Inc. (a)		30,816	10,260,187
Progyny, Inc. (a)		42,572	1,313,772
UnitedHealth Group, Inc.		492,071	263,533,545
			389,899,473
TOTAL HEALTH CARE PROVIDERS & SERVICES	643,890,058
HEALTH CARE TECHNOLOGY – 0.9%
Health Care Technology – 0.9%
American Well Corp. Class A (a)		102,774	120,246
Certara, Inc. (a)		64,299	783,805
Computer Programs & Systems, Inc. (a)		7,336	103,364
Definitive Healthcare Corp. (a)		23,011	132,543
Doximity, Inc. Class A (a)		57,344	1,171,538
Evolent Health, Inc. Class A (a)		57,181	1,396,932
GoodRx Holdings, Inc. Class A (a)		37,744	186,078
Health Catalyst, Inc. (a)		29,053	217,607
HealthStream, Inc.		13,041	331,241
Multiplan Corp. (a)		138,778	234,535
NextGen Healthcare, Inc. (a)		27,489	657,537
Phreesia, Inc. (a)		26,867	367,003
Schrodinger, Inc. (a)		32,692	709,416
Sharecare, Inc. (a)		148,338	155,755
Simulations Plus, Inc.		8,251	291,013

		Shares	Value

Teladoc Health, Inc. (a)		86,639	$ 1,433,009
Veeva Systems, Inc. Class A (a)		77,017	14,841,946
Veradigm, Inc. (a)		58,760	775,045
TOTAL HEALTH CARE TECHNOLOGY	23,908,613
LIFE SCIENCES TOOLS & SERVICES – 10.0%
Life Sciences Tools & Services – 10.0%
10X Genomics, Inc. Class A (a)		43,718	1,542,371
Adaptive Biotechnologies Corp. (a)		52,475	232,989
Agilent Technologies, Inc.		156,110	16,137,091
Avantor, Inc. (a)		356,811	6,219,216
Azenta, Inc. (a)		34,157	1,552,436
BioLife Solutions, Inc. (a)		18,236	184,184
Bio-Rad Laboratories, Inc. Class A (a)		11,662	3,210,315
Bio-Techne Corp.		83,211	4,545,817
Bruker Corp.		54,098	3,083,586
Charles River Laboratories International, Inc. (a)		27,078	4,558,852
CryoPort, Inc. (a)		23,639	229,298
Cytek Biosciences, Inc. (a)		46,254	194,729
Danaher Corp.		370,501	71,143,602
Fortrea Holdings, Inc. (a)		46,982	1,334,289
Illumina, Inc. (a)		83,556	9,142,697
IQVIA Holdings, Inc. (a)		98,065	17,733,094
Maravai LifeSciences Holdings, Inc. Class A (a)		60,372	414,152
MaxCyte, Inc. (a)		45,907	135,885
Medpace Holdings, Inc. (a)		12,902	3,130,928
Mesa Laboratories, Inc.		2,763	259,252
Mettler-Toledo International, Inc. (a)		11,640	11,467,728
OmniAb, Inc. (a)		47,997	218,386
OmniAb, Inc. (a)(b)		3,335	13,373
OmniAb, Inc. (a)(b)		3,335	12,673
Pacific Biosciences of California, Inc. (a)		127,101	785,484
Quanterix Corp. (a)		19,136	415,634
Repligen Corp. (a)		28,055	3,775,081
Revvity, Inc.		66,303	5,493,204
SomaLogic, Inc. (a)		83,129	185,378
Sotera Health Co. (a)		52,662	666,701
Thermo Fisher Scientific, Inc.		203,860	90,670,812
Waters Corp. (a)		31,198	7,441,659
West Pharmaceutical Services, Inc.		39,240	12,489,700
TOTAL LIFE SCIENCES TOOLS & SERVICES	278,620,596
PHARMACEUTICALS – 28.5%
Pharmaceuticals – 28.5%
Aclaris Therapeutics, Inc. (a)		27,255	135,730
Amphastar Pharmaceuticals, Inc. (a)		20,706	937,361
Amylyx Pharmaceuticals, Inc. (a)		15,632	254,958
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
PHARMACEUTICALS – continued
Pharmaceuticals – continued
ANI Pharmaceuticals, Inc. (a)	8,447	$ 521,518
Arvinas, Inc. (a)	23,720	382,366
ATAI Life Sciences NV (a)	61,913	76,153
Axsome Therapeutics, Inc. (a)	17,088	1,064,241
Bristol-Myers Squibb Co.	1,110,348	57,216,232
Cassava Sciences, Inc. (a)	20,784	418,798
Catalent, Inc. (a)	95,117	3,271,074
Collegium Pharmaceutical, Inc. (a)	18,078	393,377
Corcept Therapeutics, Inc. (a)	46,001	1,291,708
Cymabay Therapeutics, Inc. (a)	43,416	711,154
Elanco Animal Health, Inc. (a)	261,732	2,305,859
Eli Lilly & Co.	426,457	236,227,326
Enliven Therapeutics, Inc. (a)	9,699	120,171
Evolus, Inc. (a)	22,023	167,375
Harmony Biosciences Holdings, Inc. (a)	18,854	443,823
Harrow, Inc. (a)	16,259	233,073
Innoviva, Inc. (a)	32,026	397,443
Intra-Cellular Therapies, Inc. (a)	45,657	2,271,892
Jazz Pharmaceuticals PLC (a)	33,895	4,305,343
Johnson & Johnson	1,272,569	188,772,885
Ligand Pharmaceuticals, Inc. (a)	8,730	456,492
Merck & Co., Inc.	1,341,095	137,730,456
Nuvation Bio, Inc. (a)	62,830	60,543
Organon & Co.	135,227	2,000,007
Pacira BioSciences, Inc. (a)	24,445	690,816
Perrigo Co. PLC	71,546	1,977,531
Pfizer, Inc.	2,983,678	91,181,200
Phathom Pharmaceuticals, Inc. (a)	14,335	133,316
Phibro Animal Health Corp. Class A	10,873	118,733
Pliant Therapeutics, Inc. (a)	21,611	317,033
Prestige Consumer Healthcare, Inc. (a)	26,072	1,547,634
Revance Therapeutics, Inc. (a)	43,770	345,345
Royalty Pharma PLC Class A	200,758	5,394,367

		Shares	Value

Scilex Holding Co. (a)		34,921	$ 62,037
SIGA Technologies, Inc.		23,970	122,247
Supernus Pharmaceuticals, Inc. (a)		28,432	678,103
Tarsus Pharmaceuticals, Inc. (a)		11,851	168,758
Terns Pharmaceuticals, Inc. (a)		16,223	85,333
Theravance Biopharma, Inc. (a)		26,286	248,140
Tilray Brands, Inc. (a)		359,071	646,328
Ventyx Biosciences, Inc. (a)		21,483	309,785
Viatris, Inc.		634,239	5,644,727
Zoetis, Inc.		244,238	38,345,366
TOTAL PHARMACEUTICALS	790,184,157
TOTAL COMMON STOCKS (Cost $2,479,825,085)			2,768,514,848
Money Market Fund – 0.2%

State Street Institutional Treasury Plus Money Market Fund 5.25% (c) (Cost $5,424,000)		5,424,000	5,424,000
TOTAL INVESTMENT IN SECURITIES – 99.9% (Cost $2,485,249,085)	2,773,938,848
NET OTHER ASSETS (LIABILITIES) (d) – 0.1%	3,312,954
NET ASSETS – 100.0%	$2,777,251,802

Legend
(a)	Non-income producing.
(b)	Level 3 security.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.
(d)	Includes $367,900 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
CME E-mini Health Care Select Sector Index Contracts (United States)	59	December 2023	7,455,240	(295,985)	(295,985)
CME E-mini Russell 2000 Index Contracts (United States)	7	December 2023	583,940	(27,348)	(27,348)
Total Equity Index Contracts					$(323,333)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Quarterly Report	6

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund’s investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund’s fair valuation practices and maintains the fair valuation policies and procedures. The Fund’s investment adviser reports to the Board information regarding the fair valuation process and related material matters.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	8